Investments	12 Months Ended
Dec. 31, 2013
Investments
2.	Investments

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2013 and 2012 were as follows:

	December 31, 2013
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	¥338	¥—	¥31	¥307
Corporate bonds	491	16	26	481
Fund trusts	68	—	—	68
Equity securities	18,112	16,450	26	34,536

	¥19,009	¥16,466	¥83	¥35,392

	December 31, 2012
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥30	¥—	¥—	¥30

Noncurrent:
Government bonds	¥181	¥—	¥—	¥181
Corporate bonds	590	—	30	560
Fund trusts	1,192	43	1	1,234
Equity securities	14,866	7,033	564	21,335

	¥16,829	¥7,076	¥595	¥23,310

Maturities of available-for-sale debt securities included in investments in the accompanying consolidated balance sheets were as follows at December 31, 2013:

	Cost	Fair value
	(Millions of yen)
Due within one year	¥—	¥—
Due after one year through five years	10	10
Due after five years	819	778

	¥829	¥788

Gross realized gains were ¥2,360 million, ¥238 million and ¥204 million for the years ended December 31, 2013, 2012 and 2011, respectively. Gross realized losses, including write-downs for impairments that were other-than-temporary, were ¥2 million, ¥1,545 million and ¥4,281 million for the years ended December 31, 2013, 2012 and 2011, respectively.

At December 31, 2013, substantially all of the available-for-sale securities with unrealized losses had been in a continuous unrealized loss position for less than twelve months.

Time deposits with original maturities of more than three months are ¥47,914 million and ¥28,292 million at December 31, 2013 and 2012, respectively, and are included in short-term investments in the accompanying consolidated balance sheets.

Aggregate cost of non-marketable equity securities accounted for under the cost method totaled ¥14,794 million and ¥14,808 million at December 31, 2013 and 2012, respectively. These investments were not evaluated for impairment at December 31, 2013 and 2012, respectively, because (a) Canon did not estimate the fair value of those investments as it was not practicable to estimate the fair value of the investments and (b) Canon did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.

Investments in affiliated companies accounted for by the equity method amounted to ¥18,937 million and ¥17,345 million at December 31, 2013 and 2012, respectively. Canon’s share of the net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions), were losses of ¥664 million, earnings of ¥610 million and losses of ¥7,368 million for the years ended December 31, 2013, 2012 and 2011, respectively.